Transamerica International Stock

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 80.5%
Australia - 3.7%
BlueScope Steel Ltd.	51,439	$ 785,386
Brambles Ltd.	221,504	2,111,989
CAR Group Ltd.	55,785	1,197,777
CSL Ltd.	3,779	742,111
Goodman Group, REIT	41,509	689,015
Mineral Resources Ltd.	9,058	349,356
Nufarm Ltd.	130,059	468,812
Perseus Mining Ltd.	629,628	741,386
Qantas Airways Ltd. (A)	460,384	1,659,851
Scentre Group, REIT	167,192	332,386
South32 Ltd.	176,091	381,275

		9,459,344

Austria - 0.2%
ams-OSRAM AG (A)	240,296	562,398

Belgium - 0.3%
Anheuser-Busch InBev SA	12,685	784,663

Denmark - 5.5%
Danske Bank AS	115,916	3,112,514
Genmab AS (A)	3,830	1,059,079
Novo Nordisk AS, Class B	82,019	9,375,131
Pandora AS	3,862	564,304

		14,111,028

Finland - 0.4%
Nordea Bank Abp	88,388	1,089,284

France - 8.3%
Air France-KLM (A)	52,342	667,159
BNP Paribas SA	11,278	757,703
Cie de Saint-Gobain SA	29,337	2,074,318
Credit Agricole SA	72,943	1,044,898
Eiffage SA	14,858	1,554,595
Hermes International SCA	326	687,749
L’Oreal SA	3,872	1,852,961
LVMH Moet Hennessy Louis Vuitton SE	2,957	2,460,397
Publicis Groupe SA	9,485	950,336
Renault SA	56,036	2,110,298
Sanofi SA	14,967	1,498,878
Societe Generale SA	72,842	1,872,405
TotalEnergies SE	30,870	2,002,709
Unibail-Rodamco-Westfield, REIT (A)	16,071	1,150,759
Veolia Environnement SA	26,722	870,705

		21,555,870

Germany - 4.6%
Bayerische Motoren Werke AG	15,222	1,583,896
Delivery Hero SE (A) (B)	7,941	180,176
Deutsche Telekom AG	113,136	2,777,241
E.ON SE	115,574	1,563,633
Fresenius SE & Co. KGaA	22,165	622,234
Infineon Technologies AG	46,470	1,694,153
SAP SE	19,601	3,395,806

		11,817,139

Hong Kong - 1.3%
AIA Group Ltd.	127,400	999,124
CK Hutchison Holdings Ltd.	254,500	1,314,447
CLP Holdings Ltd.	52,000	413,579

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Jardine Matheson Holdings Ltd.	12,800	$ 513,972
New World Development Co. Ltd.	181,000	221,843

		3,462,965

Ireland - 0.8%
DCC PLC	8,520	619,398
James Hardie Industries PLC, CDI (A)	35,026	1,315,942

		1,935,340

Israel - 0.6%
Teva Pharmaceutical Industries Ltd., ADR (A)	120,100	1,453,210

Italy - 2.2%
Enel SpA	181,190	1,236,328
Ferrari NV	1,873	653,185
Intesa Sanpaolo SpA	756,288	2,330,345
Leonardo SpA	82,694	1,443,346

		5,663,204

Japan - 23.5%
Canon, Inc.	48,100	1,325,017
Chugoku Electric Power Co., Inc.	90,700	644,904
Cosmo Energy Holdings Co. Ltd.	15,900	660,376
Daiichi Sankyo Co. Ltd.	43,300	1,296,360
Daiwa House Industry Co. Ltd.	52,900	1,635,771
Disco Corp.	4,100	1,106,340
FUJIFILM Holdings Corp.	50,500	3,200,937
Fujitsu Ltd.	11,600	1,605,605
Honda Motor Co. Ltd.	135,600	1,515,745
Ibiden Co. Ltd.	15,500	779,959
Inpex Corp.	42,700	580,398
ITOCHU Corp.	74,600	3,385,654
Japan Tobacco, Inc.	32,000	843,436
KDDI Corp.	77,100	2,554,711
Lawson, Inc.	20,300	1,161,933
Marubeni Corp.	185,600	3,165,717
Mitsubishi Corp.	160,700	2,769,655
Mitsubishi Heavy Industries Ltd.	50,500	3,368,525
Mitsubishi UFJ Financial Group, Inc.	339,900	3,183,689
Mitsui & Co. Ltd.	33,600	1,362,723
Mizuho Financial Group, Inc.	48,190	875,206
MS&AD Insurance Group Holdings, Inc.	28,300	1,168,641
Murata Manufacturing Co. Ltd.	32,400	654,225
NEC Corp.	17,800	1,163,136
Nintendo Co. Ltd.	27,300	1,525,275
Nippon Telegraph & Telephone Corp.	1,970,500	2,474,464
Olympus Corp.	38,900	575,862
Otsuka Holdings Co. Ltd.	23,900	939,469
Renesas Electronics Corp. (A)	50,100	822,020
Sekisui Chemical Co. Ltd.	97,300	1,389,204
Sekisui House Ltd. (C)	38,000	857,819
Seven & i Holdings Co. Ltd.	23,900	943,926
SoftBank Group Corp.	12,700	548,267
Sony Group Corp.	20,000	1,961,366
Sumitomo Mitsui Financial Group, Inc.	76,900	3,999,827
Sysmex Corp.	15,100	818,002
Takeda Pharmaceutical Co. Ltd.	20,400	599,566
Toyota Motor Corp.	172,900	3,452,435

		60,916,165

Netherlands - 4.6%
ASML Holding NV	7,137	6,191,975
Koninklijke Ahold Delhaize NV	18,953	533,018
NN Group NV	50,954	2,088,514

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Prosus NV	22,537	$ 670,513
Stellantis NV	114,356	2,518,879

		12,002,899

New Zealand - 0.4%
Xero Ltd. (A)	12,697	908,834

Singapore - 0.9%
DBS Group Holdings Ltd.	27,600	653,714
Oversea-Chinese Banking Corp. Ltd.	175,000	1,673,939

		2,327,653

Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	104,489	977,958
Banco Santander SA	808,229	3,248,320
Cellnex Telecom SA (A) (B)	10,250	394,393
Iberdrola SA	191,944	2,311,189
Repsol SA	30,958	457,196
Telefonica SA	162,138	659,713

		8,048,769

Sweden - 2.4%
Alfa Laval AB	26,976	989,825
Assa Abloy AB, Class B	40,169	1,101,664
Atlas Copco AB, A Shares	151,710	2,421,203
Essity AB, Class B	76,117	1,787,477

		6,300,169

Switzerland - 5.7%
Alcon, Inc.	20,822	1,567,376
Cie Financiere Richemont SA, Class A	5,658	840,409
Holcim AG	30,795	2,352,086
Nestle SA	16,385	1,867,079
Novartis AG	16,919	1,749,657
Roche Holding AG	6,674	1,900,197
Swiss Life Holding AG	2,945	2,114,887
UBS Group AG	80,863	2,420,440

		14,812,131

United Kingdom - 12.0%
3i Group PLC	125,680	3,934,405
AstraZeneca PLC	21,073	2,793,792
BAE Systems PLC	73,990	1,102,189
Barclays PLC	318,337	591,574
BP PLC	198,633	1,160,099
Coca-Cola Europacific Partners PLC	27,154	1,870,911
Compass Group PLC	39,052	1,075,639
GSK PLC	49,927	987,443
Halma PLC	28,078	777,173
HSBC Holdings PLC	419,304	3,273,801
Imperial Brands PLC	52,134	1,251,483
Lloyds Banking Group PLC	1,284,106	688,352
Marks & Spencer Group PLC	150,029	468,735
RELX PLC	36,266	1,496,845
Rio Tinto PLC	35,417	2,451,544
Rolls-Royce Holdings PLC (A)	549,732	2,087,030
Sage Group PLC	69,170	1,029,797
Shell PLC	57,554	1,784,307
SSE PLC	43,933	935,682
Standard Chartered PLC	113,907	860,857
Vodafone Group PLC	661,706	562,543

		31,184,201

Total Common Stocks (Cost $174,191,312)		208,395,266

	Shares	Value
PREFERRED STOCK - 0.8%
Germany - 0.8%
Volkswagen AG, 7.32% (D)	16,599	$ 2,134,881

Total Preferred Stock (Cost $2,474,526)		2,134,881

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	779,220	779,220

Total Other Investment Company (Cost $779,220)		779,220

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $6,314,095 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $6,440,009.	$ 6,313,657	6,313,657

Total Repurchase Agreement (Cost $6,313,657)		6,313,657

Total Investments (Cost $183,758,715)		217,623,024
Net Other Assets (Liabilities) - 16.0%		41,315,056

Net Assets - 100.0%		$ 258,938,080

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.9%	$30,234,386
Pharmaceuticals	10.4	22,593,703
Automobiles	6.4	13,969,319
Trading Companies & Distributors	4.9	10,683,749
Semiconductors & Semiconductor Equipment	4.8	10,376,886
Machinery	3.1	6,779,553
Oil, Gas & Consumable Fuels	3.1	6,645,085
Insurance	2.9	6,371,166
Capital Markets	2.9	6,354,845
Diversified Telecommunication Services	2.9	6,305,811
Electric Utilities	2.5	5,541,682
Software	2.4	5,334,437
Metals & Mining	2.2	4,708,947
Aerospace & Defense	2.1	4,632,565
Textiles, Apparel & Luxury Goods	2.1	4,552,859
Technology Hardware, Storage & Peripherals	2.1	4,525,954
Household Durables	1.9	4,208,389
Construction Materials	1.7	3,668,028
Wireless Telecommunication Services	1.7	3,665,521
Construction & Engineering	1.5	3,190,366
Building Products	1.5	3,175,982
Consumer Staples Distribution & Retail	1.4	3,107,612
Health Care Equipment & Supplies	1.4	2,961,240
IT Services	1.3	2,768,741
Beverages	1.2	2,655,574
Industrial Conglomerates	1.1	2,447,817
Multi-Utilities	1.1	2,434,338
Passenger Airlines	1.1	2,327,010
Electronic Equipment, Instruments & Components	1.0	2,211,357
Commercial Services & Supplies	1.0	2,111,989
Tobacco	1.0	2,094,919
Food Products	0.9	1,867,079
Personal Care Products	0.8	1,852,961
Biotechnology	0.8	1,801,190
Household Products	0.8	1,787,477
Entertainment	0.7	1,525,275
Professional Services	0.7	1,496,845
Retail REITs	0.7	1,483,145
Hotels, Restaurants & Leisure	0.6	1,255,815
Interactive Media & Services	0.5	1,197,777
Media	0.4	950,336
Industrial REITs	0.3	689,015
Broadline Retail	0.3	670,513
Health Care Providers & Services	0.3	622,234
Chemicals	0.2	468,812
Real Estate Management & Development	0.1	221,843

Investments	96.7	210,530,147
Short-Term Investments	3.3	7,092,877

Total Investments	100.0%	$217,623,024

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,324,121	$205,071,145	$—	$208,395,266
Preferred Stock	—	2,134,881	—	2,134,881
Other Investment Company	779,220	—	—	779,220
Repurchase Agreement	—	6,313,657	—	6,313,657

Total Investments	$4,103,341	$213,519,683	$—	$217,623,024

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $574,569, representing 0.2% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $740,881, collateralized by cash collateral of $779,220. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica International Stock (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5